Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2025 Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,787
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,966
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	1,041
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	$ 1,560